Loss Per Share (LPS) (Details) - Schedule of Basic and Diluted Loss Per Common Share - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net loss used for basic earnings per share (in Dollars)	$ (6,750,125)	$ (4,367,422)	$ (10,699,490)	$ (10,403,600)
Denominator:
Basic weighted-average outstanding common shares	78,275,354	58,300,082	78,274,404	58,300,082
Effect of dilutive potential common shares resulting from options		2,819,653		2,819,653
Effect of dilutive potential restricted stock units		1,696,867		1,696,867
Effect of dilutive potential warrants units	14,391,150		14,391,150
Effect of dilutive potential earnout stock units	26,797,052		26,797,052
Weighted-average shares outstanding - diluted	119,463,556	62,816,602	119,462,606	62,816,602
Net loss per common share:
Basic loss per share (in Dollars per share)	$ (0.09)	$ (0.07)	$ (0.14)	$ (0.18)